Interest in Associates - Summarized Financial Information of Aggregated Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Aggregate amounts of the Group's share of other comprehensive income	¥ 3	¥ (4)		¥ 2	[1]
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Aggregate carrying amount of individually immaterial associates	3,322	3,181	[2]	3,031	[2]
Aggregate amounts of the Group's share of (Loss)/profit from continuing operations	(178)	263	[2]	431	[2]
Aggregate amounts of the Group's share of other comprehensive income	3	(4)	[2]	2	[2]
Aggregate amounts of the Group's share of total comprehensive income	¥ (175)	¥ 259	[2]	¥ 433	[2]

[1]	The Group has initially applied IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).